As filed electronically with the Securities and Exchange Commission on May 20, 2019

File Nos.  33-73832

811-08268

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Post-Effective Amendment No. 59

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 64

FIRSTHAND FUNDS

(Exact name of Registrant as Specified in Charter)

150 Almaden Blvd., Suite 1250, San Jose, California  95113

(Address of Principal Executive Offices)

(408) 886-7096

Registrant’s Telephone Number, including Area Code

Kevin M. Landis

Firsthand Capital Management, Incorporated

150 Almaden Blvd., Suite 1250

San Jose, California  95113

(Name and Address of Agent for Service)

Copies of all communications to:

Kelvin K. Leung, Esq.

Firsthand Capital Management, Incorporated

150 Almaden Blvd., Suite 1250

San Jose, California  95113

David A. Hearth, Esq.

Paul Hastings LLP

101 California Street, 48th Floor, San Francisco, California  94111

It is proposed that this filing will become effective (check appropriate box):

☒ immediately upon filing pursuant to paragraph (b) of Rule 485

☐ on                                pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ on                                pursuant to paragraph (a)(1) of Rule 485

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐ on                                pursuant to paragraph (a)(2) of Rule 485

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose and the State of California on the 20th day of May, 2019.

FIRSTHAND FUNDS

By:	/s/ Kevin Landis
Kevin Landis, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated:

Signatures	Title	Date

*	Trustee	May 20, 2019
Greg Burglin

*	Trustee	May 20, 2019
Kimun Lee

/s/ Kevin Landis	Chairman of the Board of Trustees	May 20, 2019
Kevin Landis

/s/ Omar Billawala	Treasurer (Principal Financial Officer and Principal Accounting Officer)	May 20, 2019
Omar Billawala

* By:	/s/ Kevin Landis
Kevin Landis, attorney-in-fact pursuant
to powers of attorney

Exhibit Index

EXHIBIT NUMBER	DESCRIPTION
EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxomony Extension Presentation Linkbase